Operating Expenses	3 Months Ended
Mar. 31, 2020
Analysis of income and expense [abstract]
Operating Expenses

15	Operating expenses

The nature of the Company’s operating expenses from operations include the following:

	Three months ended March 31,
	2020	2019
	$	$
Key management personnel:
Salaries and short-term employee benefits	163	395
Consultant fees	46	63
Share-based compensation costs	11	80
Post-employment benefits	14	13
	234	551
Other employees:
Salaries and short-term employee benefits	316	508
Share-based compensation costs	(123)	15
Post-employment benefits	45	75
Termination benefits	—	10
	238	608

Cost of inventory used and services provided	862	—
Professional fees	498	779
Consulting fees	141	—
Insurance	221	221
Third-party research and development	97	54
Travel	33	75
Marketing services	36	2
Laboratory supplies	—	7
Other goods and services	30	29
Leasing costs, net of sublease receipts of $98 (2019 - $29)	46	53
Gain on modification of building lease (notes 7 and 11)	(185)	—
Impairment of right of use asset	—	337
Write-off of other current assets	—	169
Depreciation and amortization	6	66
Depreciation of right to use assets (note 7)	101	—
Operating foreign exchange losses	10	24
	2,368	2,975